Consolidated Statements of Cash Flows (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Operating Activities:
Net earnings	27,302	18,394
Adjustments and items not affecting cash:
Depreciation of property, plant and equipment	39,393	36,471
Amortization of intangible assets	6,433	10,144
Other amortization	2,192	2,148
Gain on sale of assets	(357)
Deferred taxes	(23,339)	(20,722)
Unrealized loss (gain) on derivative financial instruments	2,324	(7,142)
Share-based compensation	769	108
Write down of long-lived assets	16,520	2,492
Unrealized foreign exchange gain		(414)
Changes in non-cash operating items (note 20)	(1,542)	(85)
Net Cash Provided by (Used in) Operating Activities, Total	69,695	41,394
Financing Activities:
Cash dividends (note 13)	(28,582)	(18,901)
Cash distributions to non-controlling interest	(523)	(444)
Issuance of common shares	118,846
Deferred financing costs	(3,642)	(1,194)
Increase in long-term liabilities	204,759	98,787
Decrease in long-term liabilities	(134,932)	(80,078)
Increase in advances in aid of construction	6,288	4,857
Decrease in other long-term liabilities	(297)	(342)
Net Cash Provided by (Used in) Financing Activities, Total	161,917	2,685
Investing Activities:
Decrease / (increase) in restricted cash	(1,036)	575
Decrease / (increase) in short-term investments	(833)	36,212
Increase in other assets	(2,438)	(90)
Distributions received in excess of equity income	3,839	882
Receipt of principal on notes receivable	1,172	410
Increase in non-controlling interest	1,351
Proceeds from liquidation of Highground assets	1,073	170
Increase in long-term investments and notes receivable	(6,900)	(14,759)
Proceeds from sale of property, plant and equipment	1,583
Additions to property, plant and equipment	(60,745)	(20,789)
Acquisitions of operating entities (note 3(a))	(100,058)	(44,397)
Net Cash Provided by (Used in) Investing Activities, Total	(162,992)	(41,786)
Effect of exchange rate differences on cash	(482)	(126)
Increase in cash and cash equivalents	68,138	2,167
Cash and cash equivalents, beginning of the period	4,749	2,582
Cash and cash equivalents, end of the period	72,887	4,749
Supplemental disclosure of cash flow information:
Cash paid during the period for interest expense	28,143	21,562
Cash paid during the period for income taxes	195	(285)
Non-cash transactions
Property, plant and equipment acquisitions in accruals	8,556